united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Leland International Advantage Fund
Class A Shares: LDAAX	Class C Shares: LDACX	Class I Shares: LDAIX

Leland Currency Strategy Fund
Class A Shares: GHCAX	Class C Shares: GHCCX	Class I Shares: GHCIX

Leland Thomson Reuters Private Equity Index Fund
Class A Shares: LDPAX	Class C Shares: LDPCX	Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund
Class A Shares: LDVAX	Class C Shares: LDVCX	Class I Shares: LDVIX

Annual Report

September 30, 2016

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Letter to Shareholders

October 15, 2016

Dear Shareholders,

We are pleased to provide our second Annual Letter to Shareholders of the Leland Funds®, including the Leland® Currency Strategy Fund, the Leland® International Advantage Fund, the Leland® Thomson Reuters Venture Capital Index Fund, and the Leland® Thomson Reuters Private Equity Index Fund.

Alternative investments have been a topic of interest among many investors throughout the recent market environment. Many of the Leland Funds would be considered as alternatives within a portfolio. Indeed our research suggests that most of the Leland Funds might best be allocated within an alternatives investment sleeve of an overall portfolio.

Performance review

The last 12 months have shown the stamina of the equity markets, especially here in the United States. With the S&P 500 Total Return Index (“S&P 500 TR”) having risen 15.43% over the last year, the US equity market finds itself in the seventh year of a bull market environment. Investors in US equity risk were slightly outpaced by investors in the emerging markets, which rose 16.78% over the fiscal year after posting a decline in 2015. The developed equity markets rose 6.52% over the same period. These cumulative returns did not come evenly as the US equity markets fell into correction territory during both January and February of this year, reminding investors who had become comfortable with the low volatility levels seen throughout 2014 and 2015 that these conditions were below historical norms.

Perhaps in anticipation of rising inflation, real assets have performed well over the past year. The Dow Jones Equity All REIT Index appreciated 21.23% over the last year, while the S&P North American Natural Resource Index rose 22.36%. Broader commodity indices fared less well. The S&P GSCI Total Return Index declined 12.21%. Absolute return strategies have lagged as evidenced by the HFRX Global Hedge Fund Index which rose a mere 72bps.

Economic conditions have been reasonable, at least here in the US. The economy continues to expand, albeit at a fairly modest rate. Unemployment rates have continued to decline and inflation has been fairly benign. Yet global growth expectations have declined throughout the year.

Of course, central banks’ monetary policies to have an effect on the markets as the monetary authorities around the world have maintained an accommodative policies and low interest rates (in some cases, even negative interest rates) through policy and quantitative easing measures. Investors have also struggled to anticipate the actions of the US Federal Reserve Bank as the authorities have continued to signal their intent to tighten monetary policy at some point.

Letter to Shareholders

Leland® Currency Strategy Fund (GHCAX, GHCCX, GHCIX)

Our Currency Strategy Fund declined 1.94% (Class I) in the third quarter of 2016. The benchmark Libor 3-Month Index rose 0.18% over the same period. The Fund is a long/short strategy in the developed market currencies, so for comparison the MSCI EAFE Currency Index rose 0.23% in the period. For the fiscal year, the Fund declined 3.41%, underperforming the benchmark which rose 0.57% for the past twelve months. The MSCI EAFE Currency Index rose 1.76%. Recall that the Fund has had a low correlation to each of these indices.

It remains useful, even for a predominantly systematic manager, to review how the various economic and political developments during the year impacted our strategies. The major themes that dominated 2016 included a prolonged decline in almost all commodity prices, renewed interventionism on the part of central banks — in particular, the Fed and the ECB — and concerns for global growth which derive closely from the challenges facing China.

The last quarter of this report’s year, however, proved the most difficult for the strategy. Throughout the quarter the focus intensified on communication coming out of the US Federal Reserve. Speculation regarding the US rate lift-off waxed and waned with every economic data release. Such a strong market focus on data releases, and the resulting swings in the market, made it difficult for the model to correctly forecast individual currencies.

Leland® International Advantage Fund (LDAAX, LDACX, LDAIX)

The Fund rose 5.43% (I share) in the third quarter. The benchmark MSCI EAFE TR Index rose 6.43% over the same period. The Fund has generally been in line with the benchmark of late. For the full fiscal year the Fund rose 5.11% (Class I), while the benchmark rose 6.52% for the past twelve months. The developed markets have been choppy through the year. Given that 70% of the Fund’s exposure is to EAFE markets, the Fund had positive performance in the 2 quarters when the EAFE markets were expanding and was down when the EAFE markets had negative performance.

The premise of the Fund is that US dollar investors in non-US markets face a currency risk in their investments, because currencies can change in value. Generally this risk is unmanaged. During periods when the dollar is weakening relative to the local currency, an investment can gain an additional return from this currency price movement. Conversely, during periods when the dollar is strengthening relative to the local currency, an investment can be negatively impacted by the currency price movement. Investors appear to be somewhat aware of this because we can see large inflows into international equity ETFs. Usually after the US dollar has strengthened, investors flock to dollar-hedged ETFs because of their potential for higher return during these periods and into non-hedged ETFs when the dollar has weakened.

Letter to Shareholders

Rather than carry an unmanaged risk, the Fund combines developed market equity investment along with a selected currency component. In this period the currency element of the portfolio did not add appreciably to the Fund’s overall performance, in large part because the currency markets have been volatile.

Leland® Thomson Reuters Venture Capital Index Fund (LDVAX, LDVCX, LDVIX)

Investors in the Leland® Thomson Reuters Venture Capital Index Fund experienced performance in line with the benchmark index, which is what we would anticipate from the Fund. The Fund (Class I) rose 17.81% in the third quarter of 2016, mirroring the benchmark Thomson Reuters Venture Capital Index (“TRVCI”) which rose 19.07% over the same period. For the full fiscal year, the Fund has appreciated by 19.44%, generally in line with the TRVCI which rose 23.45%.

The equity market volatility in January and February, which negatively impacted the Fund, was followed by a strong March, leaving returns down 4.26% during what was an otherwise volatile period. Bookending the two negative quarters at the beginning of 2016 were two positive quarters. The Fund rose 16.95% in the fourth quarter of 2015, and 17.81% in the most recent quarter.

The largest sector allocation remains software technology, reflecting the investment focus of the venture capital industry. This was followed by healthcare, and smaller allocations to industrials, consumer goods and services, utilities & energy, technology equipment, and telecommunications.

Leland® Thomson Reuters Private Equity Index Fund (LDPAX, LDPCX, LDPIX)

Investors in the Leland® Thomson Reuters Private Equity Index Fund also experienced performance in line with the benchmark index, which is what we would anticipate from the Fund. The Fund (Class I) rose 4.46% in the third quarter of 2016, mirroring the benchmark Thomson Reuters Private Equity Buyout Index (“TRPEI”) which rose 5.18% over the same period. For the year ended September 30, 2016, the Fund appreciated by 15.94%, generally in line with the TRPEI which rose 19.08%.

The Fund generated strong performance in the fourth quarter of 2015, rising 11.67% (Class I) largely on improving economic conditions and the Federal Reserve’s first interest rate hike. The Fund declined 2.42% in the first quarter of 2016, buffeted by market turbulence here and abroad. The second and third quarters, however, were both positive to close the fiscal year with double-digit returns.

At the beginning of the Fund’s year, the largest sector allocation was technology, and it remains as such at the date of this letter. This is followed by industrials & materials, consumer non-cyclicals, financials, healthcare, and utilities & energy, reflecting the current investment focus of the private equity buyout industry.

Letter to Shareholders

Investment outlook

In general, alternatives have performed reasonably well for investors during this period. However it is important to maintain a pragmatic view of where we are in the market cycle overall. The US economy has been expanding of late, although growth rates have not been robust. Against this backdrop, however, concerns remain elevated. The US equity market is now more than seven years into a bull market cycle, and investors have also seen volatility spikes back above the historical average – both in October of last year, as well as January and February of this year – reminding investors that volatility can be quiescent for periods of time, but remains a factor to consider in any long term investment.

Add to this a Fed which has signaled its intent to raise interest rates, but has yet to do so in a meaningful way, a presidential election, Middle East uncertainty, and Great Britain’s intent to de-couple itself from the European Union (or, “Brexit”), and it’s no wonder that investors may be experiencing heightened uncertainty.

Long term investors will recall that markets can sometimes “climb a wall of worry.” We take a long term view of investment markets, and espouse the value of a well diversified portfolio which offers a combination of risk exposures which can take advantage of rising market environments, and also have a defensive capability. Many of the Leland Funds offer investors who seek non-traditional asset class risk exposure a vehicle to incorporate non-traditional asset class risk exposure into investors’ portfolios.

We thank you for your continued support and confidence in our management.

Sincerely,

Paul Ingersoll, Chief Executive Officer

Portfolio Investment Team

Neil R. Peplinski, CFA founded Good Harbor in 2003 and serves as a Managing Partner and Chief Investment Officer. Mr. Peplinski previously worked as a portfolio manager for Allstate Investments, overseeing a portfolio of collateralized debt obligations. Mr. Peplinski earned his MBA with High Honors from the University of Chicago Graduate School of Business. He also holds a MSEE in Electromagnetics from the University of Michigan, and a BSEE in Electromagnetics from Michigan Technological University where he graduated summa cum laude.

David C. Armstrong serves as a Portfolio Manager. Mr. Armstrong joined Good Harbor in 2010 and became a member of the Investment Team in 2013. He previously worked as a Director of Research conducting analysis on the nature and structure of competition in the credit card market for financial services firms. Mr. Armstrong earned an MBA from the University of Chicago Booth School of Business, and a Bachelor of Arts from Knox College.

Letter to Shareholders

Yash Patel, CFA has served as Chief Operating Officer of Good Harbor since March 2010. Mr. Patel brings 14 years of professional experience to the firm. His responsibilities include the management and leadership of operations, technology, trading, and portfolio management. Prior to joining Good Harbor Financial, Mr. Patel was a quantitative equity analyst for Allstate Investments, developing and implementing model-driven trading strategies. Previous to that, he worked and consulted for hedge funds including Bridgewater Associates and Citadel Investment Group. Mr. Patel earned a MBA with Honors from the University of Chicago Booth School of Business and a BS CSE from the Ohio State University.

The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy through changes in the aggregate market value representing all major industries. The Dow Jones Equity All REIT Index represents all publicly traded real estate investment trusts in the Dow Jones U.S. stock universe classified as Equity REITs according to the S&P Dow Jones Indices REIT Industry Classification Hierarchy. The S&P North American Natural Resources Index provides investors with a benchmark that represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry; and steel sub-industry. The S&P GSCI Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The Libor USD 3 Month Index is a representation of the average rate at which leading banks borrow funds from other banks in the London market in U.S. dollars at a maturity of 3 months, and is representative of short-term interest rates. The MSCI EAFE Currency Index is an index designed to measure the total return of currencies of the MSCI EAFE Index constituents, weighted by their country weights. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Thomson Reuters Venture Capital Index seeks to replicate the performance of the Thomson Reuters Venture Capital Research Index using liquid public securities across the sectors in which U.S. venture capital invests. The Thomson Reuters Private Equity Buyout Index seeks to replicate the performance of the Thomson Reuters Private Equity Buyout Research Index using liquid public securities across the sectors in which U.S. private equity invests.

Investments cannot be made directly in an index. Unmanaged index returns assume the reinvestment of any distributions and do not reflect fees, expenses, or sales charges. Index performance is not indicative of the performance of any investment.

This information is being provided for informational purposes only, is subject to change, and should not be considered investment advice or an offer to buy or sell any security. The opinions expressed in this article represent the current, good-faith views of the author at the time of publication. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable. Fund holdings are subject to change without notice. Investments in alternative strategies may not be suitable for all investors.

6718-NLD-10/24/2016

LELAND INTERNATIONAL ADVANTAGE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

		Inception** -
	One Year	September 30, 2016
Leland International Advantage Fund - Class A	5.10%	2.73%
Leland International Advantage Fund - Class A with load	(0.96)%	(2.66)%
Leland International Advantage Fund - Class C	5.11%	2.64%
Leland International Advantage Fund - Class I	5.11%	2.64%
MSCI EAFE Index ***	6.52%	2.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is August 25, 2015.

***	MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE® Index is composed of companies representative of the market structure of Developed Market countries. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $5,000,000 Investment

Portfolio Composition as of September 30, 2016	% of Net Assets
Equity Funds	96.1%
Short-Term Investment	5.2%
Liabilities In Excess of Other Assets - Net	(1.3)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

		Inception** -
	One Year	September 30, 2016
Leland Currency Strategy Fund - Class A	(3.66)%	6.67%
Leland Currency Strategy Fund - Class A with load	(9.17)%	4.00%
Leland Currency Strategy Fund - Class C	(4.35)%	6.07%
Leland Currency Strategy Fund - Class I	(3.41)%	6.75%
BofAML US Dollar LIBOR 3 Month Constant Maturity ***	0.49%	0.35%
S&P 500 Total Return Index ****	15.43%	7.50%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 16.35% for Class A shares, 17.10% for Class C shares and 16.10% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 30, 2014.

***	BofAML US Dollar LIBOR (London Interbank Offered Rate) 3 Month Constant Maturity is the interest rate offered by a specific group of London banks for the U.S. dollar deposits with a three-month maturity.

****	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $5,000,000 Investment

Portfolio Composition as of September 30, 2016	% of Net Assets
Short-Term Investments	89.8%
Other Assets in Excess of Liabilities - Net	10.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

		Inception** -
	One Year	September 30, 2016
Leland Thomson Reuters Private Equity Index Fund - Class A	15.72%	7.14%
Leland Thomson Reuters Private Equity Index Fund - Class A with load	9.02%	1.17%
Leland Thomson Reuters Private Equity Index Fund - Class C	15.49%	6.94%
Leland Thomson Reuters Private Equity Index Fund - Class I	15.94%	7.34%
S&P 500 Total Return Index ***	15.43%	12.80%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $5,000,000 Investment

Portfolio Composition as of September 30, 2016	% of Net Assets
Internet	9.6%
Retail	7.5%
Pharmaceuticals	7.0%
Banks	6.7%
Semiconductors	4.0%
Chemicals	3.9%
Aerospace/Defense	3.8%
Computers	3.8%
Oil & Gas	3.8%
Diversified Financial Services	3.6%
Other Assets in Excess of Liabilities - Net	46.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the periods ended September 30, 2016, as compared to its benchmark:

		Inception** -	Inception*** -
	One Year	September 30, 2016	September 30, 2016
Leland Thomson Reuters Venture Capital Index Fund - Class A	19.37%	13.27%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class A with load	12.47%	10.27%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class C	18.63%	N/A	14.06%
Leland Thomson Reuters Venture Capital Index Fund - Class I	19.44%	13.38%	N/A
NASDAQ OTC Composite Index ****	14.97%	9.53%	11.53%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 4.52% for Class A shares, 5.27% for Class C shares and 4.27% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

****	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The NADAQ OTC Composite index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $5,000,000 Investment

Portfolio Composition as of September 30, 2016	% of Net Assets
Software	23.9%
Internet	20.8%
Computers	10.1%
Healthcare-Products	9.5%
Healthcare-Services	6.7%
Commercial Services	5.3%
Telecommunications	4.2%
Semiconductors	2.1%
Miscellaneous Manufacturing	1.5%
Oil & Gas	1.4%
Other Assets in Excess of Liabilities - Net	14.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Fair Value
	MUTUAL FUNDS - 96.1%
	EQUITY FUNDS - 96.1%
461	Direxion Daily Developed Markets Bull 3X Shares ETF *	$22,036
14,610	iShares Core MSCI EAFE ETF	805,595
	TOTAL MUTUAL FUNDS (Cost $791,285)	827,631

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUND - 5.2%
44,808	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.39% ** (Cost $44,808)	44,808

	TOTAL INVESTMENTS - 101.3% (Cost $836,093) (a)	$872,439
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(10,891)
	NET ASSETS - 100.0%	$861,548

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $836,853 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$35,586
Unrealized depreciation	—
Net unrealized appreciation	$35,586

As of September 30, 2016, the following Forward Foreign Currency Contracts were open with UBS Investment Bank:

	Forward Foreign Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Fair Value	Gain/(Loss)
To Buy:
	Australian	10/14/2016	197,417	151,095	1,355
	British	10/14/2016	8,925	11,576	(22)
	Canadian	10/14/2016	180,331	137,488	1,298
	Euro	10/14/2016	113,873	127,978	45
	Japanese	10/14/2016	4,192,460	41,369	348
	Norwegian	10/14/2016	2,900,427	362,855	4,821
	Singapore	10/14/2016	356,991	261,802	144
	Swedish	10/14/2016	1,066,072	124,345	(623)
	Swiss	10/14/2016	97,821	100,753	472
	Unrealized gain on forward foreign currency contracts				$7,838
To Sell:
	Australian	10/14/2016	23,975	18,350	(448)
	British	10/14/2016	70,739	91,752	1,442
	Canadian	10/14/2016	10,363	7,901	(54)
	Euro	10/14/2016	231,364	260,022	(2,019)
	Japanese	10/14/2016	16,411,809	161,925	1,167
	New Zealand	10/14/2016	205,298	149,458	115
	Norwegian	10/14/2016	2,230,925	279,098	(8,724)
	Singapore	10/14/2016	331,221	242,904	378
	Swedish	10/14/2016	214,055	24,965	(58)
	Swiss	10/14/2016	238,410	245,555	(307)
	Unrealized loss on forward foreign currency contracts				$(8,508)

See accompanying notes to financial statements.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 89.8%
	MONEY MARKET FUND - 89.8%
27,261,752	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.39% * (Cost $27,261,752)	$27,261,752

	TOTAL INVESTMENTS - 89.8% (Cost $27,261,752) (a)	$27,261,752
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2%	3,099,749
	NET ASSETS - 100.0%	$30,361,501

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,261,752 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

As of September 30, 2016, the following Forward Foreign Currency Contracts were open with UBS Investment Bank:

	Forward Foreign Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Fair Value	Gain/(Loss)
To Buy:
	Australian	10/14/2016	21,778,725	16,668,576	153,040
	British	10/14/2016	1,182,587	1,533,859	(2,873)
	Canadian	10/14/2016	20,012,460	15,257,985	142,595
	Euro	10/14/2016	13,618,197	15,304,987	5,157
	Japanese	10/14/2016	469,262,300	4,629,920	43,876
	Norwegian	10/14/2016	340,995,379	42,659,886	625,156
	Singapore	10/14/2016	42,892,616	31,455,622	17,328
	Swedish	10/14/2016	121,500,624	14,170,528	(78,251)
	Swiss	10/14/2016	11,230,856	11,567,444	54,156
	Unrealized gain on forward foreign currency contracts				$960,184
To Sell:
	Australian	10/14/2016	2,880,615	2,204,709	(53,843)
	British	10/14/2016	7,917,874	10,269,775	173,403
	Canadian	10/14/2016	1,492,904	1,138,226	(7,873)
	Euro	10/14/2016	26,419,926	29,692,377	(230,514)
	Japanese	10/14/2016	1,800,674,038	17,766,134	128,052
	New Zealand	10/14/2016	22,369,088	16,284,830	13,226
	Norwegian	10/14/2016	268,046,946	33,533,745	(1,048,183)
	Singapore	10/14/2016	40,084,820	29,396,503	48,401
	Swedish	10/14/2016	28,665,385	3,343,223	(7,728)
	Swiss	10/14/2016	26,549,291	27,344,973	(34,052)
	Unrealized loss on forward foreign currency contracts				$(1,019,111)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Fair Value
	COMMON STOCKS - 95.9%
	AEROSPACE/DEFENSE - 3.8%
457	Boeing Co.	$60,205
174	General Dynamics Corp.	26,998
208	Lockheed Martin Corp.	49,862
136	Northrop Grumman Corp.	29,097
226	Raytheon Co.	30,765
637	United Technologies Corp.	64,719
		261,646
	AGRICULTURE - 2.9%
1,323	Altria Group, Inc.	83,653
926	Philip Morris International, Inc.	90,026
594	Reynolds American, Inc.	28,007
		201,686
	APPAREL - 0.5%
683	NIKE, Inc.	35,960

	AUTO MANUFACTURERS - 0.7%
2,177	Ford Motor Co.	26,276
767	General Motors Co.	24,368
		50,644
	BANKS - 6.7%
4,717	Bank of America Corp.	73,821
479	Bank of New York Mellon Corp.	19,102
1,338	Citigroup, Inc.	63,194
181	Goldman Sachs Group, Inc.	29,190
1,658	JPMorgan Chase & Co. #	110,406
736	Morgan Stanley	23,596
225	PNC Financial Services Group, Inc.	20,270
780	US Bancorp	33,454
2,069	Wells Fargo & Co. #	91,615
		464,648
	BEVERAGES - 3.4%
2,662	Coca-Cola Co.	112,656
112	Constellation Brands, Inc.	18,647
984	PepsiCo, Inc.	107,030
		238,333
	BIOTECHNOLOGY - 2.2%
295	Amgen, Inc.	49,209
79	Biogen, Inc. *	24,729
352	Celgene Corp. *	36,795
575	Gilead Sciences, Inc.	45,494
		156,227
	BUILDING MATERIALS - 0.4%
60	Martin Marietta Materials, Inc.	10,747
121	Vulcan Materials Co.	13,761
		24,508
	CHEMICALS - 3.9%
201	Air Products & Chemicals, Inc.	30,218
1,150	Dow Chemical Co.	59,604
602	EI du Pont de Nemours & Co.	40,316
324	LyondellBasell Industries NV	26,134
274	Monsanto Co.	28,003
354	Mosaic Co.	8,659
248	PPG Industries, Inc.	25,633
260	Praxair, Inc.	31,416
81	Sherwin-Williams Co.	22,409
		272,392
	COMMERCIAL SERVICES - 0.8%
338	Automatic Data Processing, Inc.	29,812
660	PayPal Holdings, Inc. *	27,040
		56,852

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	COMPUTERS - 3.8%
448	Accenture PLC - Cl. A	$54,732
768	Apple, Inc.	86,822
341	Cognizant Technology Solutions Corp. - Cl. A *	16,269
124	Dell Technologies, Inc. - CL V	5,919
1,022	HP Enterprice Co.	23,250
496	International Business Machines Corp.	78,790
		265,782
	COSMETICS/PERSONAL CARE - 3.0%
565	Colgate-Palmolive Co.	41,889
1,825	Procter & Gamble Co. #	163,794
		205,683
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
388	American Express Co.	24,847
534	Charles Schwab Corp.	16,858
55	BlackRock, Inc. - Cl. A	19,935
740	MasterCard, Inc. - Cl. A	75,310
1,361	Visa, Inc. - Cl. A	112,555
		249,505
	ELECTRIC - 1.5%
152	American Electric Power, Inc.	9,760
184	Dominion Resources, Inc.	13,666
227	Duke Energy Corp.	18,169
95	Edison International	6,864
247	Exelon Corp.	8,223
150	NextEra Energy, Inc.	18,348
152	PG&E Corp.	9,298
209	PPL Corp.	7,225
302	Southern Co.	15,493
		107,046
	ELECTRONICS - 1.4%
628	Corning, Inc.	14,852
594	Honeywell International, Inc.	69,254
276	Johnson Controls International	12,832
		96,938
	ENGINEERING & CONSTRUCTION - 0.0%
26	SBA Communications Corp. - Cl. A *	2,916

	FOOD - 2.4%
378	General Mills, Inc.	24,147
637	Kraft Heinz Co.	57,018
651	Kroger Co.	19,322
1,085	Mondelez International, Inc. - Cl. A	47,631
383	Sysco Corp.	18,771
		166,889
	FOREST PRODUCTS & PAPER - 0.3%
415	International Paper Co.	19,912

	GAS - 0.1%
69	Sempra Energy	7,396

	HEALTHCARE-PRODUCTS - 2.0%
649	Abbott Laboratories	27,446
454	Danaher Corp.	35,589
583	Medtronic PLC	50,371
175	Thermo Fisher Scientific, Inc.	27,836
		141,242
	HEALTHCARE-SERVICES - 0.8%
401	UnitedHealth Group, Inc.	56,140

	HOUSEHOLD PRODUCTS/WARES - 0.4%
228	Kimberly-Clark Corp.	28,760

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	INSURANCE - 3.2%
512	American International Group, Inc.	$30,382
802	Berkshire Hathaway, Inc. *#	115,865
218	Chubb Ltd.	27,392
228	Marsh & McLennan Co.’s, Inc.	15,333
408	MetLife, Inc.	18,127
195	Prudential Financial, Inc.	15,922
		223,021
	INTERNET - 9.6%
199	Alphabet, Inc. *#	154,681
156	Alphabet, Inc. - Cl. A *	125,433
149	Amazon.com, Inc. *#	124,759
608	EBay, Inc. *	20,003
1,227	Facebook, Inc. - Cl. A *	157,387
231	Netflix, Inc. *	22,765
27	Priceline Group, Inc. *	39,730
521	Yahoo! Inc. *	22,455
		667,213
	IRON/STEEL - 0.2%
288	Nucor Corp.	14,242

	MACHINERY-CONSTRUCTION & MINING - 0.6%
443	Caterpillar, Inc.	39,325

	MEDIA - 3.1%
73	Charter Communications Inc - A *	19,711
1,254	Comcast Corp.	83,190
427	Time Warner, Inc.	33,993
822	Walt Disney Co.	76,331
		213,225
	MINING - 0.7%
1,304	Alcoa, Inc.	13,223
1,260	Freeport-McMoRan, Inc.	13,684
493	Newmont Mining Corp.	19,370
		46,277
	MISCELLANEOUS MANUFACTURING - 2.0%
455	3M Co.	80,185
1,046	General Electric Co.	30,983
229	Illinois Tool Works, Inc.	27,443
		138,611
	OIL & GAS - 3.8%
238	Anadarko Petroleum Corp.	15,080
175	Apache Corp.	11,177
837	Chevron Corp.	86,144
46	Concho Resources, Inc. *	6,318
519	ConocoPhillips	22,561
258	Devon Energy Corp.	11,380
230	EOG Resources, Inc.	22,243
81	Exxon Mobil Corp.	7,070
138	Hess Corp.	7,400
235	Marathon Petroleum Corp.	9,539
342	Occidental Petroleum Corp.	24,939
206	Phillips 66	16,593
69	Pioneer Natural Resources Co.	12,810
205	Valero Energy Corp.	10,865
		264,119
	OIL&GAS SERVICES - 1.1%
199	Baker Hughes, Inc.	10,044
391	Halliburton Co.	17,548
615	Schlumberger, Ltd.	48,364
		75,956
	PACKAGING & CONTAINERS - 0.2%
220	WestRock Co.	10,666

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	PHARMACEUTICALS - 7.0%
678	AbbVie, Inc.	$42,761
175	Allergan PLC *	40,304
755	Bristol-Myers Squibb Co.	40,710
222	Cardinal Health, Inc.	17,249
406	Eli Lilly & Co.	32,586
393	Express Scripts Holding Co. *	27,718
729	Johnson & Johnson #	86,117
154	McKesson Corp.	25,680
1,238	Merck & Co., Inc.	77,264
2,782	Pfizer, Inc.	94,226
		484,615
	PIPELINES - 0.6%
906	Kinder Morgan, Inc.	20,956
299	Spectra Energy Corp.	12,782
345	Williams Cos, Inc.	10,602
		44,340
	RETAIL - 7.5%
247	Costco Wholesale Corp.	37,670
745	CVS Health Corp.	66,298
633	Home Depot, Inc.	81,454
486	Lowe’s Cos, Inc.	35,094
495	McDonald’s Corp.	57,103
52	O’Reilly Automotive, Inc. *	14,566
755	Starbucks Corp.	40,876
322	Target Corp.	22,115
332	TJX Cos, Inc.	24,827
987	Wal-Mart Stores, Inc.	71,182
635	Walgreens Boots Alliance, Inc.	51,194
218	Yum! Brands, Inc.	19,797
		522,176
	SEMICONDUCTORS - 4.0%
640	Applied Materials, Inc.	19,296
202	Broadcom Corp.	34,849
2,706	Intel Corp.	102,152
228	NVIDIA Corp.	15,623
198	NXP Semiconductors NV *	20,198
844	QUALCOMM, Inc.	57,814
442	Texas Instruments, Inc.	31,020
		280,952
	SOFTWARE - 2.7%
249	Adobe Systems, Inc. *	27,026
1,127	Microsoft Corp.	64,915
1,857	Oracle Corp.	72,943
320	Salesforce.com, Inc. *	22,826
		187,710
	TELECOMMUNICATIONS - 2.9%
1,389	AT&T, Inc.	56,407
2,876	Cisco Systems, Inc.	91,227
57	Level 3 Communications, Inc. *	2,644
68	T-Mobile US, Inc.	3,177
918	Verizon Communications, Inc.	47,718
		201,173
	TRANSPORTATION - 2.1%
175	FedEx Corp.	30,569
602	Union Pacific Corp.	58,713
522	United Parcel Service, Inc. - Cl. B	57,086
		146,368

	TOTAL COMMON STOCK (Cost $6,093,508)	6,671,094

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
186	American Tower Corp.	21,079
117	Simon Property Group, Inc.	24,220
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,737)	45,299

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	SHORT TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
214,842	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.39% ** (Cost $214,842)	$214,842

	TOTAL INVESTMENTS - 99.7% (Cost $6,347,087) (a)	$6,931,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	23,712
	NET ASSETS - 100.0%	$6,954,947

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

#	All or a portion of the security is segregated as collateral for swap contracts at September 30, 2016. Total collateral had a value of $573,289 at September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,360,054 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$686,302
Unrealized depreciation	(115,121)
Net unrealized appreciation	$571,181

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at September 30, 2016 are as follows:

				Termination
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Net Unrealized Gain
Societe Generale	Index Swap ~	0.50%	Index Return	10/3/2016	$6,854,517	$6,565
Societe Generale	Basket Swap ^	1-Month LIBOR +	Basket Return	10/3/2016	913,349	11,505
		0.50%
		Net Unrealized Gain from Open Swap Contracts				$18,070

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on September 30, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Fair Value	Unrealized Gain (Loss)
75	Amazon.com, Inc.	$62,798	$5,001
2,394	Apple, Inc.	270,642	15,808
6,095	General Electric Co.	180,534	(9,630)
512	Johnson & Johnson	60,483	(486)
3,391	Microsoft Corp.	195,322	34
1,769	Exxon Mobil Corp.	154,398	778
	Total Unrealized Gain		11,505

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Fair Value
	COMMON STOCKS - 96.0%
	AEROSPACE/DEFENSE - 0.6%
317	Boeing Co.	$41,762
442	United Technologies Corp.	44,907
		86,669
	AGRICULTURE - 0.5%
497	Altria Group, Inc.	31,425
347	Philip Morris International, Inc.	33,735
		65,160
	AUTO PARTS & EQUIPMENT - 0.9%
2,905	Mobileye NV *	123,666

	BANKS - 0.8%
1,344	Bank of America Corp.	21,034
380	Citigroup, Inc.	17,947
477	JPMorgan Chase & Co.	31,763
227	US Bancorp	9,736
592	Wells Fargo & Co.	26,214
		106,694
	BEVERAGES - 0.6%
998	Coca-Cola Co.	42,235
371	PepsiCo, Inc.	40,354
		82,589
	BIOTECHNOLOGY - 0.6%
62	Amgen, Inc.	10,342
129	Gilead Sciences, Inc.	10,206
347	Illumina, Inc. *#	63,036
		83,584
	BUILDING MATERIALS - 0.1%
82	Vulcan Materials Co.	9,326

	CHEMICALS - 0.9%
133	Air Products & Chemicals, Inc.	19,995
774	Dow Chemical Co.	40,116
213	LyondellBasell Industries NV	17,181
172	PPG Industries, Inc.	17,778
172	Praxair, Inc.	20,783
55	Sherwin-Williams Co.	15,216
		131,069
	COMMERCIAL SERVICES - 5.3%
1,150	Gartner, Inc. *	101,718
7,794	Paypal Holdings *#	319,320
2,518	Total System Services, Inc	118,724
2,366	Verisk Analytics, Inc. *	192,308
		732,070
	COMPUTERS - 10.1%
311	Accenture PLC - Cl. A	37,995
2,276	Amdocs Ltd.	131,667
3,542	Apple, Inc. #	400,423
4,315	Cadence Design Systems, Inc. *	110,162
4,904	Cognizant Technology Solutions Corp. - Cl. A # *	233,970
1,924	Computer Sciences Corp.	100,452
139	Dell Technologies, Inc. - Vmware, Inc. *	6,638
1,113	Hewlett Packard Enterprise Co.	25,321
1,414	International Business Machines Corp.	224,614
2,095	Synopsys, Inc. *	124,338
		1,395,580
	COSMETICS/PERSONAL CARE - 0.6%
215	Colgate-Palmolive Co.	15,940
684	Procter & Gamble Co.	61,389
		77,329
	DIVERSIFIED FINANANCIAL SERVICES - 0.9%
509	MasterCard, Inc. - Cl. A	51,801
943	Visa, Inc. - Cl. A	77,986
		129,787

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	ELECTRONICS - 0.9%
917	Agilent Technologies, Inc.	$43,182
408	Honeywell International, Inc.	47,569
225	Waters Corp. *	35,660
		126,411
	ENGINEERING & CONSTRUCTION - 0.1%
65	SBA Communications Corp. - Cl. A *	7,290

	FOOD - 0.3%
240	Kraft Heinz Co.	21,482
405	Mondelez International, Inc. - Cl. A	17,780
		39,262
	FOREST PRODUCTS & PAPER - 0.1%
285	International Paper Co.	13,674

	HEALTHCARE-PRODUCTS - 9.5%
1,667	Baxter International, Inc. #	79,349
635	Becton Dickinson and Co. #	114,129
3,182	Boston Scientific Corp. *	75,732
198	CR Bard, Inc.	44,407
768	DENTSPLY SIRONA, Inc.	45,642
587	Edwards Lifesciences Corp. *	70,769
199	Henry Schein, Inc. *	32,433
105	Intuitive Surgical, Inc. *	76,107
3,940	Medtronic PLC #	340,416
765	St Jude Medical, Inc.	61,016
967	Stryker Corp. #	112,568
1,197	Thermo Fisher Scientific, Inc. #	190,395
543	Zimmer Biomet Holdings, Inc.	70,601
		1,313,564
	HEALTHCARE-SERVICES - 6.7%
1,054	Aetna, Inc. #	121,684
787	Anthem, Inc.	98,619
772	Cigna Corp.	100,607
1,004	HCA Holdings, Inc. *#	75,933
405	Humana, Inc. #	71,640
296	Laboratory Corp of America Holdings *	40,694
387	Quest Diagnostics, Inc.	32,752
2,703	UnitedHealth Group, Inc. #	378,420
		920,349
	INSURANCE - 0.3%
147	American International Group, Inc.	8,723
229	Berkshire Hathaway, Inc. *	33,084
		41,807
	INTERNET - 20.8%
371	Alphabet, Inc. *	288,375
339	Alphabet, Inc. - Cl. A *	272,576
54	Amazon.com, Inc. *	45,215
2,329	CDW Corp.	106,505
9,396	eBay, Inc. *#	309,128
1,023	F5 Networks, Inc. *	127,507
1,820	Facebook, Inc. - Cl. A *	233,451
1,798	LinkedIn Corp. - Cl. A *	343,634
2,767	Netflix, Inc. *#	272,688
1,722	Splunk, Inc. *	101,047
10,124	Symantec Corp.	254,112
10,070	Twitter, Inc. *	232,114
6,607	Yahoo!, Inc. *#	284,762
		2,871,114
	IRON/STEEL - 0.1%
189	Nucor Corp.	9,346

	MEDIA - 0.1%
302	Comcast Corp.	20,035
199	Walt Disney Co.	18,479
		38,514
	MINING - 0.1%
323	Newmont Mining Corp.	12,691

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 1.5%
315	3M Co.	$55,512
4,926	General Electric Co. #	145,908
		201,420
	OIL & GAS - 1.4%
466	Chevron Corp.	47,961
283	ConocoPhillips	12,302
133	EOG Resources, Inc.	12,862
1,044	Exxon Mobil Corp. #	91,120
186	Occidental Petroleum Corp.	13,563
112	Phillips 66	9,022
38	Pioneer Natural Resources Co.	7,055
		193,885
	OIL & GAS SERVICES - 0.3%
214	Halliburton Co.	9,604
343	Schlumberger Ltd.	26,974
		36,578
	PHARMACEUTICALS - 0.5%
279	Johnson & Johnson	32,958
280	Merck & Co., Inc.	17,475
625	Pfizer, Inc.	21,169
		71,602
	PIPELINES - 0.1%
496	Kinder Morgan Inc.	11,473

	RETAIL - 0.5%
279	CVS Health Corp.	24,828
152	Home Depot, Inc.	19,559
237	Walgreens Boots Alliance, Inc.	19,107
		63,494
	SEMICONDUCTORS - 2.1%
694	Applied Materials, Inc.	20,924
226	Broadcom Ltd.	38,990
3,030	Intel Corp. #	114,383
222	NXP Semiconductors NV *	22,646
944	QUALCOMM, Inc.	64,664
494	Texas Instruments, Inc.	34,669
		296,276
	SOFTWARE - 23.9%
2,720	Adobe Systems, Inc. *#	295,229
2,681	Akamai Technologies, Inc. *	142,066
1,144	ANSYS, Inc. *	105,946
3,353	Autodesk, Inc. *	242,523
4,797	CA, Inc.	158,685
2,190	CDK Global, Inc.	125,618
908	Cerner Corp. *	56,069
2,199	Check Point Software Technologies Ltd. *	170,664
2,306	Citrix Systems, Inc. *	196,517
3,237	Intuit, Inc. #	356,102
4,960	Microsoft Corp.	285,696
7,041	Oracle Corp.	276,570
2,530	Red Hat, Inc. *#	204,500
3,826	Salesforce.com, Inc. *#	272,909
2,299	ServiceNow, Inc. *	181,966
1,299	Vmware, Inc. *	95,282
1,448	Workday, Inc. *	132,767
		3,299,109

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

Shares		Fair Value

	TELECOMMUNICATIONS - 4.2%
3,288	AT&T, Inc. #	$133,526
245	CenturyLink, Inc.	6,720
3,218	Cisco Systems, Inc. #	102,075
77	CommScope Holding Co., Inc. *	2,319
604	Frontier Communications Corp.	2,513
152	Level 3 Communications, Inc. *	7,050
1,306	Palo Alto Networks, Inc. *	208,085
356	Sprint Corp. *	2,360
158	T-Mobile US, Inc. *	7,382
2,181	Verizon Communications, Inc. #	113,368
82	Zayo Group Holdings, Inc. *	2,436
		587,834
	TRANSPORTATION - 0.6%
415	Union Pacific Corp.	40,475
362	United Parcel Service, Inc. - Cl. B	39,588
		80,063

	TOTAL COMMON STOCK (Cost $12,130,625)	13,259,279

	SHORT TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
354,333	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.39% ** (Cost $354,333)	354,333

	TOTAL INVESTMENTS - 98.5% (Cost $12,484,958) (a)	$13,613,612
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	202,153
	NET ASSETS - 100.0%	$13,815,765

ETF- Exchange Traded Fund

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

#	All or a portion of the security is segregated as collateral for swap contracts at September 30, 2016. Total collateral had a value of $2,660,371 at September 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,702,038 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,311,294
Unrealized depreciation	(399,720)
Net unrealized appreciation	$911,574

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at September 30, 2016 are as follows:

			Fund	Termination		Net Unrealized
Counterparty	Reference Entity/ Obligation	Fund Pays	Receives	Date	Notional Amount	Gain (Loss)
Societe Generale	Index Swap ~	0.45%	Index Return	10/3/2016	$13,339,943	$206,918
Societe Generale	Basket Swap ^	1-Month	Basket Return	10/3/2016	3,371,580	24,395
		LIBOR + 0.45%
Societe Generale	Basket Swap +	1-Month	Basket Return	10/3/2016	2,453,855	(19,438)
		LIBOR + 0.45%
		Net Unrealized Gain from Open Swap Contracts				$211,875

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on September 30, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Fair Value	Unrealized Gain (Loss)
750	Alphabet, Inc.	$603,045	$9,495
4,000	Int. Business Machines Corp.	635,400	(2,760)
10,000	Microsoft Corp.	576,000	100
3,275	Netflix, Inc.	322,751	3,831
14,000	Oracle Corp.	549,920	(26,320)
10,000	Paypal Holdings, Inc.	409,700	38,859
7,000	Yahoo!, Inc.	301,700	1,190
	Total Unrealized Gain		24,395

+	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on September 30, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Fair Value	Unrealized Gain (Loss)
4,000	Adobe Systems, Inc.	$434,160	$22,560
750	Alphabet, Inc.	582,968	6,383
4,000	Cognizant Technology Solutions Corp.	190,840	(41,371)
7,000	Ebay, Inc.	230,300	5,390
5,000	Facebook, Inc.	641,350	10,500
5,000	Salesforce.com, Inc.	356,650	(22,900)
	Total Unrealized Loss		(19,438)

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016

	Leland			Leland Thomson		Leland Thomson
	International		Leland Currency	Reuters Private		Reuters Venture
	Advantage Fund		Strategy Fund	Equity Index Fund		Capital Index Fund
ASSETS
Investment securities:
At cost	$836,093		$27,261,752	$6,347,087		$12,484,958
At value	$872,439		$27,261,752	$6,931,235		$13,613,612
Cash held as collateral	—		3,155,182	—		—
Unrealized gain on swap contracts	—		—	18,070		231,313
Unrealized appreciation on forward foreign currency transactions	11,585		1,404,390	—		—
Receivable for Fund shares sold	—		52,037	1,000		500
Dividends receivable	—		—	7,497		7,145
Prepaid expenses and other assets	8,524		22,860	8,744		7,029
Receivable from related parties	—		—	—		9,833
TOTAL ASSETS	892,548		31,896,221	6,966,546		13,869,432

LIABILITIES
Unrealized loss on swap contracts	—		—	—		19,438
Unrealized depreciation on forward foreign currency transactions	12,255		1,463,317	—		—
Payable for investments purchased	18,564		—	—		—
Payable for Fund shares redeemed	—		47,446	—		—
Investment advisory fees payable	78		20,618	3,162		27,552
Distribution (12b-1) fees payable	—		—	—		87
Interest payable - Swaps	—		—	2,310		6,580
Payable to related parties	81		2,949	5,801		—
Accrued expenses and other liabilities	22		390	326		10
TOTAL LIABILITIES	31,000		1,534,720	11,599		53,667
NET ASSETS	$861,548		$30,361,501	$6,954,947		$13,815,765

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$821,891		$32,158,219	$6,277,121		$12,443,685
Accumulated net investment income (loss)	5,037		(127,085)	(18,070)		(211,875)
Accumulated net realized gain (loss) on security transactions, foreign
exchange contracts, and swap contracts	(1,056)		(1,610,706)	93,678		243,426
Net unrealized appreciation (depreciation) on security transactions, swap contracts and currency translations	35,676		(58,927)	602,218		1,340,529
NET ASSETS	$861,548		$30,361,501	$6,954,947		$13,815,765

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,902		$7,296,472	$24,844		$313,657
Shares of beneficial interest outstanding	282		629,389	2,417		27,282
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.30	(b)	$11.59	$10.28		$11.50
Maximum offering price per share (maximum sales charge of 5.75%)	$10.93		$12.30	$10.91		$12.20

Class C Shares :
Net Assets	$10.00		$1,441,739	$94,823		$28,053
Shares of beneficial interest outstanding	1		125,975	9,241		2,454
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(c)	$10.29	(b)	$11.44	$10.26	(b)	$11.43

Class I Shares:
Net Assets	$858,636		$21,623,290	$6,835,280		$13,474,055
Shares of beneficial interest outstanding	83,409		1,861,824	663,659		1,170,444
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.29		$11.61	$10.30		$11.51

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV may not recalculate due to rounding.

(c)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2016

			Leland Thomson	Leland Thomson
	Leland International	Leland Currency	Reuters Private	Reuters Venture
	Advantage Fund	Strategy Fund	Equity Index Fund	Capital Index Fund
INVESTMENT INCOME
Dividends	$8,517	$—	$133,033	$164,945
Interest	63	72,133	537	1,182
TOTAL INVESTMENT INCOME	8,580	72,133	133,570	166,127

EXPENSES
Investment advisory fees	3,775	284,079	75,800	151,633
Distribution (12b-1) fees:
Class A	1	13,497	22	335
Class C	—	10,472	248	196
Administrative services fees	1,209	79,781	19,305	39,421
Non 12b-1 shareholder service	75	10,000	3,000	300
TOTAL EXPENSES	5,060	397,829	98,375	191,885

Less: Fees waived and expenses reimbursed by the Advisor	(702)	(31,244)	(7,414)	(9,196)

NET EXPENSES	4,358	366,585	90,961	182,689

NET INVESTMENT INCOME (LOSS)	4,222	(294,452)	42,609	(16,562)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,593	—	129,597	644,026
Forward foreign currency transactions	(6,608)	(1,505,159)	—	—
Swaps	—	—	160,752	(203,223)
Net realized gain (loss) on:	(1,015)	(1,505,159)	290,349	440,803
Net change in unrealized appreciation (depreciation) on:
Investments	41,978	—	573,642	1,321,526
Swaps	—	—	20,366	407,294
Forward foreign currency transactions	1,283	28,391	—	—
Net change in unrealized appreciation on investments	43,261	28,391	594,008	1,728,820

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,246	(1,476,768)	884,357	2,169,623

NET INCREASE (DECREASE) IN NET ASSETS	$46,468	$(1,771,220)	$926,966	$2,153,061

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Leland International Advantage Fund

	Year Ended	Period Ended
	September 30, 2016	September 30, 2015 (a)
FROM OPERATIONS
Net investment income (loss)	$4,222	$(133)
Net realized gain (loss) on security transactions and forward foreign currency transactions	(1,015)	907
Net change in unrealized appreciation (depreciation) on security transactions and forward foreign currency translations	43,261	(7,585)
Net increase (decrease) in net assets resulting from operations	46,468	(6,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,826	20
Class C	—	10
Class I	715,287	175,883
Net asset value of shares issued in reinvestment of distributions:
Redemption fee proceeds:
Class I	52	—
Payments for shares redeemed:
Class I	(72,187)	—
Net increase in net assets from shares of beneficial interest	645,978	175,913

TOTAL INCREASE IN NET ASSETS	692,446	169,102

NET ASSETS
Beginning of Period	169,102	—
End of Period*	$861,548	$169,102
* Includes accumulated net investment income of:	$5,037	$774

SHARE ACTIVITY
Class A:
Shares Sold	280	2
Net increase in shares of beneficial interest outstanding	280	2

Class C:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	73,210	17,269
Shares Redeemed	(7,070)	—
Net increase in shares of beneficial interest outstanding	66,140	17,269

(a)	The Leland International Advantage Fund commenced operations on August 25, 2015.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Currency Strategy Fund

	Year Ended	Year Ended
	September 30, 2016	September 30, 2015
FROM OPERATIONS
Net investment loss	$(294,452)	$(6,383)
Net realized gain (loss) on forward foreign currency transactions	(1,505,159)	68,945
Net change in unrealized appreciation (depreciation) on forward foreign currency translations	28,391	(88,213)
Net decrease in net assets resulting from operations	(1,771,220)	(25,651)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(350)
Class C	—	(482)
Class I	—	(1,428)
Net decrease in net assets resulting from distributions to shareholders	—	(2,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,609,032	1,849,190
Class C	1,411,649	367,721
Class I	29,654,767	2,099,383
Net asset value of shares issued in reinvestment of distributions:
Class A	—	350
Class C	—	400
Class I	—	1,375
Redemption fee proceeds:
Class A	12,023	123
Class C	233	77
Class I	898	293
Payments for shares redeemed:
Class A	(4,739,562)	(5,050)
Class C	(204,879)	(44,303)
Class I	(8,748,725)	(212,059)
Net increase in net assets from shares of beneficial interest	27,995,436	4,057,500

TOTAL INCREASE IN NET ASSETS	26,224,216	4,029,589

NET ASSETS
Beginning of Period	4,137,285	107,696
End of Period*	$30,361,501	$4,137,285
* Includes accumulated net investment income (loss) of:	$(127,085)	$61,788

SHARE ACTIVITY
Class A:
Shares Sold	879,974	149,816
Shares Reinvested	—	29
Shares Redeemed	(400,006)	(425)
Net increase in shares of beneficial interest outstanding	479,968	149,420

Class C:
Shares Sold	116,564	30,672
Shares Reinvested	—	33
Shares Redeemed	(17,569)	(3,726)
Net increase in shares of beneficial interest outstanding	98,995	26,979

Class I:
Shares Sold	2,438,974	174,619
Shares Reinvested	—	115
Shares Redeemed	(744,911)	(17,514)
Net increase in shares of beneficial interest outstanding	1,694,063	157,220

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Private Equity Index Fund

	Year Ended	Period Ended
	September 30, 2016	September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$42,609	$527
Net realized gain (loss) on security transactions and swap contracts	290,349	(7,079)
Net change in unrealized appreciation on security transactions and swap contracts	594,008	8,210
Net increase in net assets resulting from operations	926,966	1,658

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(131)	—
Class C	(1)	—
Class I	(250,666)	—
Net decrease in net assets resulting from distributions to shareholders	(250,798)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,996	10
Class C	90,000	10
Class I	910,605	5,099,980
Net asset value of shares issued in reinvestment of distributions:
Class A	131	—
Class C	1	—
Class I	245,784	—
Redemption fee proceeds:
Class I	10	—
Payments for shares redeemed:
Class A	(529)	—
Class I	(92,877)	—
Net increase in net assets from shares of beneficial interest	1,177,121	5,100,000

TOTAL INCREASE IN NET ASSETS	1,853,289	5,101,658

NET ASSETS
Beginning of Period	5,101,658	—
End of Period*	$6,954,947	$5,101,658
* Includes accumulated net investment income (loss) of:	$(18,070)	$519

SHARE ACTIVITY
Class A:
Shares Sold	2,457	1
Shares Reinvested	13	—
Shares Redeemed	(54)	—
Net increase in shares of beneficial interest outstanding	2,416	1

Class C:
Shares Sold	9,239	1
Shares Reinvested	1	—
Net increase in shares of beneficial interest outstanding	9,240	1

Class I:
Shares Sold	98,848	549,372
Shares Reinvested	24,802	—
Shares Redeemed	(9,363)	—
Net increase in shares of beneficial interest outstanding	114,287	549,372

(a)	The Leland Thomson Reuters Private Equity Index Fund commenced operations September 18, 2015.

See accompanying notes to financial statements.

LELAND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Index Fund

	Year Ended	Period Ended	Period Ended
	September 30, 2016	September 30, 2015 (a)	March 31, 2015 (b)
FROM OPERATIONS
Net investment loss	$(16,562)	$(20,456)	$2,566
Net realized gain on security transactions and swap contracts	440,803	386,198	472,802
Net change in unrealized appreciation (depreciation) on security transactions, and swap contracts	1,728,820	(685,007)	296,716
Net increase (decrease) in net assets resulting from operations	2,153,061	(319,265)	772,084

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(913)	(30)	—
Class I	(610,517)	(63,151)	—
From net investment income:
Class A	(524)	—	(120)
Class C	(1)	—	—
Class I	(358,730)	(4,265)	(253,374)
Net decrease in net assets resulting from distributions to shareholders	(970,685)	(67,446)	(253,494)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	309,805	—	5,141
Class C	40,000	10	—
Class I	1,124,302	—	10,000,140
Net asset value of shares issued in reinvestment of distributions:
Class A	1,437	30	120
Class C	1	—	—
Class I	960,488	63,412	253,374
Redemption fee proceeds:
Class I	6	—	—
Payments for shares redeemed:
Class A	(37,149)	(47)	—
Class C	(14,894)	—	—
Class I	(204,619)	(47)	—
Net increase in net assets from shares of beneficial interest	2,179,377	63,358	10,258,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,361,753	(323,353)	10,777,365

NET ASSETS
Beginning of Period	10,454,012	10,777,365	—
End of Period*	$13,815,765	$10,454,012	$10,777,365
* Includes accumulated net investment income (loss) of:	$(211,875)	$195,370	$213,386

SHARE ACTIVITY
Class A:
Shares Sold	30,200	—	466
Shares Reinvested	126	3	11
Shares Redeemed	(3,520)	(4)	—
Net increase in shares of beneficial interest outstanding	26,806	(1)	477

Class C:
Shares Sold	3,775	1	—
Shares Reinvested	— (c)	—	—
Shares Redeemed	(1,322)	—	—
Net increase in shares of beneficial interest outstanding	2,453	1	—

Class I:
Shares Sold	105,320	—	970,824
Shares Reinvested	84,624	6,085	23,680
Shares Redeemed	(20,085)	(4)	—
Net increase in shares of beneficial interest outstanding	169,859	6,081	994,504

(a)	For the period April 1, 2015 to September 30, 2016.

(b)	The Leland Thomson Reuters Venture Capital Index Fund Class A and Class I commenced operations October 1, 2014. Class C commenced operations on September 23,

(c)	Less than 1 share

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND INTERNATIONAL ADVANTAGE FUND
	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,		September 30,	September 30,
	2016	2015 (1)		2016	2015 (1)		2016	2015 (1)

Net asset value, beginning of period	$9.80	$10.00		$9.79	$10.00		$9.79	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.12)	0.00	(8)	0.00 (8)	0.00	(8)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	0.62 (9)	(0.20)		0.50	(0.21)		0.39	(0.20)
Total from investment operations	0.50	(0.20)		0.50	(0.21)		0.50	(0.21)

Paid in capital from redemption fees (3)	—	—		—	—		0.00 (8)	—

Net asset value, end of period	$10.30	$9.80		$10.29	$9.79		$10.29	$9.79

Total return (3)	5.11%	(2.00	)% (4)	5.11%	(2.10	)% (4)	5.11%	(2.10	)% (4)

Net assets, at end of period	$2,902	$20		$10	$10		$858,636	$169,073

Ratio of gross expenses to average net assets before reimbursement (5,7)	1.58%	4.29	% (6)	2.33%	5.04	% (6)	1.33%	4.04	% (6)
Ratio of net expenses to average net assets after reimbursement (7)	1.40%	1.40	% (6)	2.15%	2.15	% (6)	1.15%	1.15	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.18)%	0.00	% (6)	0.00%	0.00	% (6)	1.11%	(1.13	)% (6)

Portfolio Turnover Rate	60%	0	% (4)	60%	0	% (4)	60%	0	% (4)

(1)	The Leland International Advantage Fund commenced operations on August 25, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class A
	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2016	2015	2014 (1)
Net asset value, beginning of period	$12.03	$10.21	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.17)	(0.17)	0.00	(8)
Net realized and unrealized gain (loss) on investments	(0.30)	2.02	0.21
Total from investment operations	(0.47)	1.85	0.21

Paid in capital from redemption fees (2)	0.03	0.01	0.00
Less distributions from:
Net investment income	—	(0.04)	—
Total distributions	—	(0.04)	—

Net asset value, end of period	$11.59	$12.03	$10.21

Total return (3)	(3.66)%	18.21%	2.10	% (4)

Net assets, at end of period	$7,296,472	$1,798,167	$10.21

Ratio of gross expenses to average net assets (5,7)	1.89%	16.22%	1.95	% (6)
Ratio of net expenses to average net assets (7)	1.75%	1.75%	1.75	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.44)%	(1.39)%	0.00	% (6)

Portfolio Turnover Rate	0%	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class A shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class C
	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
	2016		2015	2014 (1)
Net asset value, beginning of period	$11.96		$10.21	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.26)		(0.26)	0.00	(8)
Net realized and unrealized gain on investments	(0.26	) (9)	2.03	0.21
Total from investment operations	(0.52)		1.77	0.21

Paid in capital from redemption fees (2)	0.00	(8)	0.02	—
Less distributions from:
Net investment income	—		(0.04)	—
Total distributions	—		(0.04)	—

Net asset value, end of period	$11.44		$11.96	$10.21

Total return (3)	(4.35)%		17.53%	2.10	% (4)

Net assets, at end of period	$1,441,739		$322,786	$10.21

Ratio of gross expenses to average net assets (5,7)	2.64%		16.97%	2.70	% (6)
Ratio of net expenses to average net assets (7)	2.50%		2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(2.19)%		(2.16)%	0.00	% (6)

Portfolio Turnover Rate	0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class C shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class I
	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
	2016		2015	2014 (1)
Net asset value, beginning of period	$12.02		$10.21	$10.00

Activity from investment operations:
Net investment loss (2)	(0.14)		(0.17)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.27	) (9)	2.01	0.26
Total from investment operations	(0.41)		1.84	0.21

Paid in capital from redemption fees (2)	0.00	(8)	0.01	—
Less distributions from:
Net investment income	—		(0.04)	—
Total distributions	—		(0.04)	—

Net asset value, end of period	$11.61		$12.02	$10.21

Total return (3)	(3.41)%		18.11%	2.10	% (4)

Net assets, at end of period	$21,623,290		$2,016,332	$107,676

Ratio of gross expenses to average net assets (5,7)	1.64%		15.97%	1.70	% (6)
Ratio of net expenses to average net assets (7)	1.50%		1.50%	1.50	% (6)
Ratio of net investment loss to average net assets (7)	(1.18)%		(1.41)%	(1.45	)% (6)

Portfolio Turnover Rate	0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class I shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A			Class C			Class I
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,		September 30,	September 30,
	2016	2015 (1)		2016	2015 (1)		2016	2015 (1)
Net asset value, beginning of period	$9.28	$10.00		$9.28	$10.00		$9.29	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	0.06		(0.05)	0.06		0.07	0.01
Net realized and unrealized gain (loss) on investments	1.41	(0.78)		1.47 (8)	(0.78)		1.38	(0.72)
Total from investment operations	1.44	(0.72)		1.42	(0.72)		1.45	(0.71)

Less distributions from:
Net investment income	(0.44)	—		(0.44)	—		(0.44)	—
Total distributions	(0.44)	—		(0.44)	—		(0.44)	—

Net asset value, end of period	$10.28	$9.28		10.26	$9.28		$10.30	$9.29

Total return (3)	15.72%	(7.20	)% (4)	15.49%	(7.20	)% (4)	15.94%	(7.10	)% (4)

Net assets, at end of period	$24,844	$9		$94,823	$9		$6,835,280	$5,101,640

Ratio of gross expenses to average net assets excluding interest expense (5,7)	1.87%	1.96	% (6)	2.62%	2.71	% (6)	1.62%	1.71	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	1.75%	1.75	% (6)	2.50%	2.50	% (6)	1.50%	1.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	0.33%	3.37	% (6)	(0.54)%	4.12	% (6)	0.71%	3.12	% (6)

Portfolio Turnover Rate	53%	51	% (4)	53%	51	% (4)	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A, C and I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A
	Year Ended	Period Ended		Period Ended
	September 30,	September 30,		March 31,
	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$10.42	$10.82		$10.00

Activity from investment operations:
Net investment loss (3)	(0.03)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	2.05	(0.28)		1.09
Total from investment operations	2.02	(0.34)		1.08

Less distributions from:
Net investment income	(0.34)	(0.00	) (9)	(0.26)
Net realized gains	(0.60)	(0.06)		—
Total distributions	(0.94)	(0.06)		(0.26)

Net asset value, end of period	$11.50	$10.42		$10.82

Total return (4)	19.37%	(3.14)%		10.83	% (5)

Net assets, at end of period	$313,657	$4,958		$5,162

Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.83%	4.52	% (7)	6.37	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.75%	1.75	% (7)	1.75	% (7)
Ratio of net investment (loss) to average net assets (8)	(0.34)%	(1.09	)% (7)	(0.14	)% (7)

Portfolio Turnover Rate	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS C
	Year Ended	Period Ended
	September 30,	September 30,
	2016	2015 (1)
Net asset value, beginning of period	$10.43	$10.82

Activity from investment operations:
Net investment loss (2)	(0.11)	0.00
Net realized and unrealized gain (loss) on investments	2.05	(0.39)
Total from investment operations	1.94	(0.39)

Less distributions from:
Net investment income	(0.34)	0.00
Net realized gains	(0.60)	—
Total distributions	(0.94)	—

Net asset value, end of period	$11.43	$10.43

Total return (3)	18.63%	(3.60	)% (4)

Net assets, at end of period	$28,053	$10

Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.58%	5.27	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.08)%	0.00	% (6)

Portfolio Turnover Rate	256%	42	% (4)

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS I
	Year Ended	Period Ended		Period Ended
	September 30,	September 30,		March 31,
	2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$10.44	$10.83		$10.00

Activity from investment operations:
Net investment loss (3)	(0.02)	(0.02)		0.00	(9)
Net realized and unrealized gain (loss) on investments	2.04	(0.31)		1.09
Total from investment operations	2.02	(0.33)		1.09

Paid in capital from redemption fees	0.00 (9)	—		—

Less distributions from:
Net investment income	(0.35)	(0.00	) (9)	(0.26)
Net realized gains	(0.60)	(0.06)		—
Total distributions	(0.95)	(0.06)		(0.26)

Net asset value, end of period	$11.51	$10.44		$10.83

Total return (4)	19.44%	(3.05)%		10.94	% (5)

Net assets, at end of period	$13,474,055	$10,449,044		$10,772,203

Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.58%	4.27	% (7)	5.92	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.50%	1.50	% (7)	1.50	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.13)%	(0.36	)% (7)	0.05	% (7)

Portfolio Turnover Rate	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund I shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2016

1.	ORGANIZATION

The Leland International Advantage Fund (“International Advantage Fund”), the Leland Currency Strategy Fund (“Currency Strategy Fund”), formerly known as Good Harbor Tactical Currency Strategy Fund, the Leland Thomson Reuters Private Equity Index Fund (“Private Equity Index Fund”), and the Leland Thomson Reuters Venture Capital Index Fund (“Venture Capital Index Fund”), formerly known as MPS Thomson Reuters Venture Capital Index Fund are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company the (International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund are each a “Fund” and collectively the “Funds”). The investment objective of the International Advantage Fund and the Currency Strategy Fund is total return from capital appreciation and income. The investment objective of the Private Equity Index Fund is to correspond generally to the price performance of a specific benchmark designed to trade the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The International Advantage Fund commenced operations on August 25, 2015, the Currency Strategy Fund commenced operations on May 30, 2014 and the Private Equity Index Fund commenced operations on September 18, 2015. The Venture Capital Index Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Index Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Index Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Index Fund. The Venture Capital Index Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Index Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Funds’ investments measured at fair value:

INTERNATIONAL ADVANTAGE FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$827,631	$—	$—	$827,631
Short - Term Investments	44,808	—	—	44,808
Total	$872,439	$—	$—	$872,439
Derivatives
Forward Foreign Currency Exchange Contracts	$—	11,585	—	$11,585
Liabilities
Derivatives
Forward Foreign Currency Exchange Contracts	$—	12,255	—	$12,255

CURRENCY STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short - Term Investments	$27,261,752	$—	$—	$27,261,752
Total	$27,261,752	$—	$—	$27,261,752
Derivatives
Forward Foreign Currency Exchange Contracts	$—	1,404,390	—	$1,404,390
Liabilities
Derivatives
Forward Foreign Currency Exchange Contracts	$—	1,463,317	—	$1,463,317

PRIVATE EQUITY INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$6,671,094	$—	$—	$6,671,094
Real Estate Investment Trusts	45,299	—	—	45,299
Short - Term Investments	214,842	—	—	214,842
Total	$6,931,235	$—	$—	$6,931,235
Derivatives
Swap Contracts **	$—	18,070	—	$18,070

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

VENTURE CAPITAL INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$13,259,279	$—	$—	$13,259,279
Short - Term Investment	354,333	—	—	354,333
Total	$13,613,612	$—	$—	$13,613,612
Derivatives
Swap Contracts **	$—	211,875	—	$211,875

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Funds gain economic exposure to foreign currencies through their investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statements of Operations. For the year ended September 30, 2016 the International Advantage Fund and Currency Strategy Fund had net realized losses of $6,608 and $1,505,159 on forward foreign currency exchange contracts, respectively.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of September 30, 2016, the Private Equity Index Fund and Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $18,070 and $211,875, respectively. For the year ended September 30, 2016, the Private Equity Index Fund had realized gains of $160,752, while the Venture Capital Index Fund had realized losses of $203,223 from swap contracts, respectively.

The derivative instruments outstanding as of September 30, 2016 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Statements of Assets and Liabilities as of September 30, 2016:

		Asset Derivatives		Liability Derivatives
	Contract
	Type/Primary Risk	Balance Sheet		Balance Sheet
Fund	Exposure	Location	Fair Value	Location	Fair Value

International Advantage Fund	Currency	Unrealized appreciation on forward foreign currency transactions	$11,585	Unrealized depreciation on forward foreign currency transactions	$12,255

Currency Strategy Fund	Currency	Unrealized appreciation on forward foreign currency transactions	1,404,390	Unrealized depreciation on forward foreign currency transactions	1,463,317

Private Equity Index Fund	Equity	Unrealized appreciation on swap contracts	18,070	Unrealized depreciation on swap contracts	—

Venture Capital Index Fund	Equity	Unrealized appreciation on swap contracts	231,313	Unrealized depreciation on swap contracts	19,438

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund and Venture Capital Index Fund’s Statements of Operations as of September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency Contracts	Net realized gain (loss) on forward foreign currency contracts;
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions

Swap Contracts	Net realized gain (loss) on swaps contract;
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			period ended
Derivative Investment Type	Equity Risk	Currency Risk	September 30, 2016
International Advantage Fund
Forward Foreign Currency Contracts	$—	$(6,608)	$(6,608)
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(1,505,159)	$(1,505,159)
Private Equity Index Fund
Swap Contracts	$160,752	$—	$160,752
Venture Capital Index Fund
Swap Contracts	$(203,223)	$—	$(203,223)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			period ended
Derivative Investment Type	Equity Risk	Currency Risk	September 30, 2016
International Advantage Fund
Forward Foreign Currency Contracts	$—	$1,283	$1,283
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$28,391	$28,391
Private Equity Index Fund
Swap Contracts	$20,366	$—	$20,366
Venture Capital Index Fund
Swap Contracts	$407,294	$—	$407,294

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Offsetting of Financial Assets and Derivative Assets

The following tables show additional information regarding the offsetting of assets and liabilities at September 30, 2016 for the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund.

International Advantage Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Net Amounts of
		Gross Amounts	Assets Presented
		Offset in the	in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged*	Net Amount **
Forward Foreign Currency Transactions	$11,585	$—	$11,585	$(11,585)	$—	$—
Total	$11,585	$—	$11,585	$(11,585)	$—	$—

International Advantage fund

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(12,255)	$—	$(12,255)	$11,585	$—	$(670)
Total	$(12,255)	$—	$(12,255)	$11,585	$—	$(670)

Currency Strategy Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Plaedged *	Net Amount **
Forward Foreign Currency Transactions	$1,404,390	$—	$1,404,390	$(1,404,390)	$—	$—
Total	$1,404,390	$—	$1,404,390	$(1,404,390)	$—	$—

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Currency Strategy Fund

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(1,463,317)	$—	$(1,463,317)	$1,404,390	$58,927	$—
Total	$(1,463,317)	$—	$(1,463,317)	$1,404,390	$58,927	$—

Private Equity Index Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statements of	in the Statements
	Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swaps Contracts	$18,070	$—	$18,070	$—	$—	$18,070
Total	$18,070	$—	$18,070	$—	$—	$18,070

Venture Capital Index Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$231,313	$—	$231,313	$(19,438)	$—	$211,875
Total	$231,313	$—	$231,313	$(19,438)	$—	$211,875

Venture Capital Index Fund

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of
	of Recognized	Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$(19,438)	$—	$(19,438)	$19,438	$—	$—
Total	$(19,438)	$—	$(19,438)	$19,438	$—	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
International Advantage Fund	Annually	Annually
Currency Strategy Fund	Annually	Annually
Private Equity Index Fund	Annually	Annually
Venture Capital Index Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2014 to September 30, 2015, or expected to be taken in the Funds’ September 30, 2016 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the International Advantage Fund’s average daily net assets and 1.25% of the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s average daily net assets. During the year ended September 30, 2016, the Advisor earned the following fees:

Fund	Advisory Fee
International Advantage Fund	$3,775
Currency Strategy Fund	284,079
Private Equity Index Fund	75,800
Venture Capital Index Fund	151,633

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2017 for the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the International Advantage Fund, and 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. During the year ended September 30, 2016, the Advisor waived fees and/or reimbursed expenses in the amounts of:

Fees waived/expenses
Fund	reimbursed by the Advisor
International Advantage Fund	$702
Currency Strategy Fund	31,244
Private Equity Index Fund	7,414
Venture Capital Index Fund	9,196

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2017	2018	2019
International Advantage Fund	$—	$343	$702
Currency Strategy Fund	68	40,031	31,244
Private Equity Index Fund	—	36	7,414
Venture Capital Index Fund	—	154,214	9,196

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the year ended September 30, 2016.

Fund	Distribution (12b-1) fees incurred
International Advantage Fund
Class A	$1
Currency Strategy Fund
Class A	13,497
Class C	10,472
Private Equity Index Fund
Class A	22
Class C	248
Venture Capital Index Fund
Class A	335
Class C	196

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the year ended September 30 , 2016.

	Underwriting	Amount
Fund	Commissions	Retained
Currency Strategy Fund
Class A	$84,313	$11,712
Class C	14,193	1,421
Private Equity Index Fund
Class A	488	63
Venture Capital Index Fund
Class A	5,594	869
Class C	549	149

Class C shares of the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the year ended September 30, 2016.

Fund	CDSC Paid
Currency Strategy Fund	$1,421
Venture Capital Index Fund	149

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended September 30, 2016 were as followed:

Fund	Purchases	Sales
International Advantage Fund	$837,903	$222,711
Currency Strategy Fund	—	—
Private Equity Index Fund	4,167,643	3,147,087
Venture Capital Index Fund	31,080,406	30,186,591

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the year ended September 30, 2016 the redemption fees paid are as follows:

Fund	Redemption Fee
International Advantage Fund
Class I	$52
Currency Strategy Fund
Class A	12,023
Class C	233
Class I	898
Private Equity Index Fund
Class I	10
Venture Capital Index Fund
Class I	6

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust – Liquid Assets Portfolio and the International Advantage Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core MSCI EAFE ETF (each a “Security” and collectively the “Securities”). Each of these Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

The performance of these Funds may be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at “www.sec.gov”. As of September 30, 2016, the percentage of the Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust – Liquid Assets Portfolio was 89.8% and the percentage of the International Advantage Fund’s net assets invested in iShares Core MSCI EAFE ETF was 93.5%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the Fund.

		Percentage of Voting
Fund	Shareholder	Securities as of
International Advantage Fund	LPL Financial	57.8%
Currency Strategy Fund	LPL Financial	30.6%
Private Equity Index Fund	NFS	84.2%
Venture Capital Index Fund	Lamb Company, LLC.	90.3%

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years or periods ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	—	—	—	—
Private Equity Index Fund	250,798	—	—	250,798
Venture Capital Index Fund	916,210	54,475	—	970,685

For the year or period ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	2,260	—	—	2,260
Private Equity Index Fund	—	—	—	—
Venture Capital Index Fund	66,229	1,217	—	67,446

The tax character of distributions paid by Leland Thomson Reuters Venture Capital Index Fund during the period ended March 31, 2015 was as follows:

For the period ended March 31, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Venture Capital Index Fund	$253,494	$—	$253,494

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post				Total
	Undistributed	Undistributed	October Loss	Capital Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Earnings/
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
International Advantage Fund	$5,037	$—	$(1,003)	$(485)	$—	$36,108	$39,657
Currency Strategy Fund	—	—	(1,823,024)	(39,423)	—	65,729	(1,796,718)
Private Equity Index Fund	106,488	157	—	—	—	571,181	677,826
Venture Capital Index Fund	349,003	111,503	—	—	—	911,574	1,372,080

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment on open forward foreign currency contracts and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Leland Currency Strategy Fund incurred and elected to defer such late year losses of $127,085.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Losses
International Advantage Fund	$1,003
Currency Strategy Fund	1,695,939
Private Equity Index Fund	—
Venture Capital Index Fund	—

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
International Advantage Fund	$186	$299	$485
Currency Strategy Fund	15,769	23,654	39,423
Private Equity Index Fund	—	—	—
Venture Capital Index Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency exchange gains (losses), adjustments for real estate investment trusts, passive foreign investment companies and non-deductible expenses, C-Corporation return of capital distributions, the reclassification of swap gains (losses), net operating losses, distribution reclassifications, resulted in reclassifications for the following funds for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
International Advantage Fund	$—	$41	$(41)
Currency Strategy Fund	(31)	105,578	(105,547)
Private Equity Index Fund	—	189,600	(189,600)
Venture Capital Index Fund	—	(31,428)	31,428

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2016

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Index Fund, and Leland Thomson Reuters Venture Capital Index Fund and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Index Fund, and Leland Thomson Reuters Venture Capital Index Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods in the period then ended for the Leland International Advantage Fund, Leland Currency Strategy Fund and Leland Thomson Reuters Private Equity Index Fund and the statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended September 30, 2016 and the six month period ended September 30, 2015 for Leland Thomson Reuters Venture Capital Index Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Leland Thomson Reuters Venture Capital Index Fund’s financial statements and financial highlights for the period October 1, 2014 through March 31, 2015, were audited by other auditors, whose report dated June 16, 2015, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leland International Advantage Fund, Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Index Fund, and Leland Thomson Reuters Venture Capital Index Fund as of September 30, 2016, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 28, 2016

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.1538 fax | cohenepa.com

Registered with the Public Company Accounting Oversight Board

LELAND FUNDS

EXPENSE EXAMPLES (Unaudited)

September 30, 2016

As a shareholder of the Leland Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leland Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	4/1/16	9/30/16	4/1/16 – 9/30/16 *	Expense Ratio
Leland International Advantage Fund
Class A	$1,000.00	$1,031.00	$7.11	1.40%
Class C	$1,000.00	$1,030.00	$10.91	2.15%
Class I	$1,000.00	$1,030.00	$5.82	1.15%
Leland Currency Strategy Fund
Class A	$1,000.00	$956.30	$8.56	1.75%
Class C	$1,000.00	$952.50	$12.20	2.50%
Class I	$1,000.00	$957.10	$7.34	1.50%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,062.00	$9.20	1.75%
Class C	$1,000.00	$1,059.90	$12.87	2.50%
Class I	$1,000.00	$1,064.00	$7.74	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,065.80	$9.04	1.75%
Class C	$1,000.00	$1,061.30	$12.88	2.50%
Class I	$1,000.00	$1,066.70	$7.75	1.50%

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
September 30, 2016

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	4/1/16	9/30/16	4/1/16 – 9/30/16 *	Expense Ratio
Leland International Advantage Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.25	$10.83	2.15%
Class I	$1,000.00	$1,019.27	$5.79	1.15%
Leland Currency Strategy Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

LELAND FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	37	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	37	Monetta Mutual Funds (since 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	144	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	144	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/16-NLFT III-v1

LELAND FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (2011 - 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-788-6086.

9/30/16-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 1850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016

Leland International Advantage Fund - $14,000

Leland Currency Strategy Fund - $16,000

Leland Thomson Reuters Private Equity Index Fund - $14,500

Leland Thomson Reuters Venture Capital Index Fund - $15,000

2015

Leland International Advantage Fund - $14,000

Leland Currency Strategy Fund - $16,000

Leland Thomson Reuters Private Equity Index Fund - $14,500

Leland Thomson Reuters Venture Capital Index Fund - $15,000

(b)	Audit-Related Fees

2016 – None

2015 – None

(c)	Tax Fees

2016

Leland International Advantage Fund - $2,500

Leland Currency Strategy Fund - $3,000

Leland Thomson Reuters Private Equity Index Fund - $2,500

Leland Thomson Reuters Venture Capital Index Fund - $2,500

2015

Leland International Advantage Fund - $2,500

Leland Currency Strategy Fund - $3,000

Leland Thomson Reuters Private Equity Index Fund - $2,500

Leland Thomson Reuters Venture Capital Index Fund - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2015 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2015
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $0

2015 - $2,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/5/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/5/2016

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/2016